CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Infrastructure Concession Arrangement [member] | Proyectos de Infraestructura S.A.
Disclosure of detailed information about service concession arrangements [line items]
Amortization offset against liability	$ 21,884	$ 21,230